Transactions with Related Parties - Schedule of Transactions with Related Parties (Details) - Agreements with JBS [Member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		R$ 13,837		R$ 68,881	R$ 4,212,893
Trade receivables		1,550		33,052	310,870
Financial investments		154,852		862,581
Derivative instruments		27,572		54,187
Consumer loans		997,450
Other receivables		75,173		103,089	120,241
Total		1,270,434		1,121,791	4,644,004
Liabilities
Trade payables		339			270,436
Third-party funds		33,891		24,467	127,683
Labor obligations		1,125
Total		35,355		24,467	398,119
Revenues and expenses
Commission – banking correspondent and marketplace		124,513		156,070	220,447
Interest income from receivables				8,675
Credit card acquisition				140,979
Financial income		8,389
Transaction expenses		(1,060)		(40,123)	(17,279)
Financial expenses					(20,169)
Revenue from financial investments		65,907		94,509	303,249
Interest and other financial expenses		(53,020)		(29)
Selling expenses		(1,796)
Administrative expenses		(56,106)		67,756	58,053
Other expense				(19,525)
Total		86,827		408,312	544,301
J&F Participações [Member]
Assets
Cash and cash equivalents
Trade receivables		206			23
Financial investments
Derivative instruments
Consumer loans		914,098
Other receivables		74,907		67,507	67,507
Total		989,211		67,507	67,530
Liabilities
Trade payables		15
Third-party funds
Labor obligations
Total		15
Revenues and expenses
Commission – banking correspondent and marketplace		55
Interest income from receivables				4,054
Credit card acquisition
Financial income		8,144
Transaction expenses
Financial expenses
Revenue from financial investments
Interest and other financial expenses
Selling expenses		(1,796)
Administrative expenses		(12,571)
Other expense
Total		(6,168)		4,054
Banco Original [Member]
Assets
Cash and cash equivalents		13,837		68,881	4,212,893
Trade receivables		1,269		10,505	294,965
Financial investments		154,852		862,581
Derivative instruments		27,572		54,187
Consumer loans
Other receivables					7,215
Total		197,530		996,154	4,515,073
Liabilities
Trade payables		324			270,427
Third-party funds		27,702		21	50
Labor obligations
Total		28,026		21	270,477
Revenues and expenses
Commission – banking correspondent and marketplace	[1]	124,132		156,070	220,447
Interest income from receivables
Credit card acquisition				140,979
Financial income
Transaction expenses		(1,060)		(40,123)	(17,279)
Financial expenses					(20,169)
Revenue from financial investments	[2]	65,907		94,509	303,249
Interest and other financial expenses	[3]	(53,020)		(29)
Selling expenses
Administrative expenses		(19,030)		85,920	76,510
Other expense
Total		116,929		437,325	562,758
Key Personnel [Member]
Assets
Cash and cash equivalents	[4],[5]
Trade receivables	[4],[5]
Financial investments	[4],[5]
Derivative instruments	[4],[5]
Consumer loans	[4],[5]
Other receivables	[4],[5]
Total	[4],[5]
Liabilities
Trade payables	[4],[5]
Third-party funds	[4],[5]
Labor obligations	[4],[5]	1,125
Total	[4],[5]	1,125
Revenues and expenses
Commission – banking correspondent and marketplace	[4],[5]
Interest income from receivables	[4],[5]
Credit card acquisition	[4],[5]
Financial income	[4],[5]
Transaction expenses	[4],[5]
Financial expenses	[4],[5]
Revenue from financial investments	[4],[5]
Interest and other financial expenses	[4],[5]
Selling expenses	[4],[5]
Administrative expenses	[4],[5]	(24,444)		(18,163)	(18,457)
Other expense	[4],[5]
Total	[4],[5]	(24,444)		(18,163)	(18,457)
Others [Member]
Assets
Cash and cash equivalents	[6]
Trade receivables	[6]	75		22,547	15,882
Financial investments	[6]
Derivative instruments	[6]
Consumer loans	[6]	83,352
Other receivables	[6]	266		35,583	45,519
Total	[6]	83,693		58,130	61,401
Liabilities
Trade payables	[6]				9
Third-party funds	[6]	6,189		24,446	127,633
Labor obligations	[6]
Total	[6]	6,189		24,446	127,642
Revenues and expenses
Commission – banking correspondent and marketplace		326	[6]			[6]
Interest income from receivables				4,621
Credit card acquisition
Financial income	[6]	245
Transaction expenses			[6]			[6]
Financial expenses	[6]
Revenue from financial investments			[6]			[6]
Interest and other financial expenses			[6]
Selling expenses	[6]
Administrative expenses		(61)	[6]			[6]
Other expense				(19,525)
Total		R$ 510	[6]	R$ (14,904)		[6]

[1]	For the year ended December 31, 2025, the Group recognized revenues of R$ 11,988 (R$ 14,674 for the year ended December 31, 2024) related to the Credit Card Partnership Agreement, revenues of R$ 107 for the year ended December 31, 2025 (R$ 64,911 for the year ended December 31, 2024) related to banking correspondent services, revenues of R$ 58,839 for the year ended December 31, 2025 (R$ 14,535 for the year ended December 31, 2024 and R$ 13,616 for the year ended December 31, 2023) related to the API licensing agreement as well as revenues of R$ 53,198 for the year ended December 31, 2025 (R$ 61,950 for the year ended December 31, 2024) related to Credit Recovery Services. The Credit Card Partnership Agreement has a term of 10 years and will be automatically renewed for another five years, unless either party objects upon notice. For the year ended December 31, 2023, the Group recognized a revenue of R$ 154,880.
[2]	For the year ended December 31, 2025 PicPay had financial investments placed with Banco Original, which generated financial income of R$ 65,907 (R$ 94,509 for the year ended December 31, 2024 and R$ 303,249 for the year ended December 31, 2023). Refer to Note 6 for further details.
[3]	For the year ended December 31, 2025, the Group recorded an expense of R$ 0 (R$ 29 for the year ended December 31, 2024 and R$ 35 for the year ended December 31, 2023) related to interest with a bank account held at Banco Original, an expense of R$ 53,020 (R$ 0 for the year ended December 31, 2024 and R$ 20,134 for the year ended December 31, 2023) related to the Assignment of Rights Agreement.
[4]	For the year ended December 31, 2025, the amount paid as compensation to key management, including short-term benefits and long term incentive plan was R$ 24,444 (R$ 18,163 for the year ended December 31, 2024 and R$ 18,457 for the year ended December 31, 2023). The amounts were recognized as expenses during the reporting period.
[5]	Includes C-suite and Board of Directors.
[6]	Includes close family members of key personnel, among others